Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based compensation recognized in costs and expenses

Share-based compensation for share options and restricted share unit recognized in costs and expenses for the years ended December 31, 2022, 2023 and 2024 are as follows (in thousands):

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	2,802	1,737	798
Sales and marketing expenses	1,842	1,115	322
General and administrative expenses	2,215	273	321
Technology and product development expenses	1,022	588	101
Total	7,881	3,713	1,542

Summary of share option activities

A summary of the Company’s share option activities for the years ended December 31, 2022, 2023 and 2024 is presented below:

		Weighted	Weighted Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2022	50,338,362	0.40	5.5	—
Granted	—	—
Forfeited and expired	(8,862,859)	0.44
Exercised	—	—		—
Outstanding as of December 31, 2022	41,475,503	0.40	4.8	—
Granted	—	—
Forfeited and expired	(17,378,280)	0.42
Exercised	—	—		—
Outstanding as of December 31, 2023	24,097,223	0.38	5.1	—
Granted	—	—
Forfeited and expired	(2,671,223)	0.45
Exercised	—	—
Outstanding as of December 31, 2024	21,426,000	0.37	4.6	—
Exercisable as of December 31, 2024	21,232,250	0.37	4.5	—
Vested and expected to vest as of December 31, 2024	21,417,642	0.37	4.6	—